Label	Element	Value
Document And Entity Information Elements	ccmt_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	CENTURY CAPITAL MANAGEMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001093439
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ccmt
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2013
Prospectus Date	rr_ProspectusDate	Feb 28, 2013

CENTURY SHARES TRUST
CENTURY SHARES TRUST
Investment Objective
Century Shares Trust (CST) seeks long-term growth of principal and income.
Fees And Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	CENTURY SHARES TRUST INSTITUTIONAL SHARES
Redemption Fee (for Fund shares held less than 90 days, as a percentage of total redemption proceeds)	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CENTURY SHARES TRUST INSTITUTIONAL SHARES
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.12%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CENTURY SHARES TRUST INSTITUTIONAL SHARES	114	356	617	1,362

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests mainly in the common stocks of U.S. companies. Typically, the Fund’s portfolio is composed of 30-45 large and medium-sized companies, but the Fund may invest in any company without regard to market capitalization. The Fund invests in companies across all sectors of the economy, but may favor companies in particular sectors or industries at different times. The Fund may invest in foreign securities without limit, but such investments are not expected to exceed 20% of the Fund’s total assets and typically are limited to the equity securities of companies incorporated outside of the U.S. that are traded on U.S. exchanges and American Depositary Receipts (ADRs). In selecting investments for the Fund’s portfolio, the Adviser uses fundamental research to evaluate each company, focusing on the company’s revenues and earnings, return on equity, and capital structure. A stock may be sold, among other reasons, if it has reached a price target, the issuer’s fundamental outlook has changed, or a better investment opportunity is available.

Principal Risks

It is important to understand that you could lose money by investing in the Fund. The following is a summary of the principal risks of investing in the Fund:

Stock Market Risk, which is the risk that stock prices will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Movements in the stock markets may adversely affect a stock’s price, regardless of how well a company performs.

Sector Risk, which is the risk that companies within the same sector of the economy may decline in value due to issues that affect the entire sector. To the extent that the Fund focuses its investments in a particular sector, there is a risk that economic conditions or other developments that affect companies in that sector will have a significant impact on the Fund’s performance.

Investing in Fewer Issuers Risk, which is the risk that stock price movements affecting one or a small number of companies may have a significant impact on the Fund’s net asset value because the Fund invests in a limited number of companies.

Security Selection Risk, which is the risk that poor stock selection will cause the Fund to underperform its benchmark or other funds with similar investment objectives.

Growth Securities Risk, which is the risk that the price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities. The stocks of growth companies can be more sensitive to company earnings and more volatile than the market in general.

Foreign Securities Risk, which is the risk that the value of foreign securities may decline in response to changes in currency exchange rates, unfavorable political developments, and economic and financial instability in a particular country. Foreign securities markets generally have less trading volume and liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Other risks arise from different accounting, financial reporting and legal standards, as well as higher transaction costs.

Active Trading Risk, which is the risk that active trading could raise transaction costs (thus lowering return). In addition, active trading could result in increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the past 10 years. The table shows how the average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The returns shown in the bar chart and table include reinvestment of all dividends and capital gains distributions and reflect fund expenses.

As with any mutual fund, the Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information is available on the Fund’s website at www.centuryfunds.com or by calling toll-free 800-303-1928.

Annual Total Returns for Institutional Shares (for years ended December 31)

During the periods shown in the bar chart, the best return for a calendar quarter was 16.14% (Q1, 2012), and the worst return for a calendar quarter was -21.64% (Q4, 2008).
Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Total Returns CENTURY SHARES TRUST	Label	1 Year	5 Years	10 Years
INSTITUTIONAL SHARES	CST Institutional Shares Return Before Taxes	13.70%	1.27%	6.46%
INSTITUTIONAL SHARES Return After Taxes on Distributions	CST Institutional Shares Return After Taxes on Distributions	11.61%	0.40%	4.76%
INSTITUTIONAL SHARES Return After Taxes on Distributions and Sales of Fund Shares	CST Institutional Shares Return After Taxes on Distributions and Sales of Fund Shares	11.70%	1.01%	5.46%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CENTURY SMALL CAP SELECT FUND
CENTURY SMALL CAP SELECT FUND
Investment Objective
Century Small Cap Select Fund (CSCS) seeks long-term capital growth.
Fees And Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees CENTURY SMALL CAP SELECT FUND	INVESTOR SHARES	INSTITUTIONAL SHARES
Redemption Fee (for Fund shares held less than 90 days, as a percentage of total redemption proceeds)	1.00%	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CENTURY SMALL CAP SELECT FUND	INVESTOR SHARES	INSTITUTIONAL SHARES
Management Fees	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.19%	none
Other Expenses	0.33%	0.15%
Total Annual Fund Operating Expenses	1.47%	1.10%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example CENTURY SMALL CAP SELECT FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR SHARES	150	465	802	1,755
INSTITUTIONAL SHARES	112	350	606	1,339

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of the portfolio.

Principal Investment Strategies

Normally the Fund invests at least 80% of its net assets in the common stocks of small cap companies (normally, those companies with market capitalizations not exceeding the highest market capitalization in the Russell 2000® Index during the preceding year). As of January 31, 2013, companies in the Index had market capitalizations ranging from $32 million to $5.3 billion. The Fund concentrates its investments in the financial services and health care group of industries, which means that at least 25% of the Fund’s assets (in the aggregate) are invested in financial services and health care companies. The Fund may invest in foreign securities, including emerging markets, without limit, but such investments are not expected to exceed 20% of the Fund’s total assets and typically are limited to the equity securities of companies incorporated outside of the U.S. that are traded on U.S. exchanges and American Depositary Receipts (ADRs). In selecting investments for the Fund’s portfolio, the Adviser uses fundamental research to evaluate each company, focusing on the company’s earnings growth, return on equity, margin stability, and capital management. These and other factors are then weighed against valuation. A stock may be sold, among other reasons, if it has reached a price target, the issuer’s fundamental outlook has changed, or a better investment opportunity is available.

Principal Risks

It is important to understand that you could lose money by investing in the Fund. The following is a summary of the principal risks of investing in the Fund:

Stock Market Risk, which is the risk that stock prices will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Movements in the stock markets may adversely affect a stock’s price, regardless of how well a company performs.

Market Capitalization Risk, which is the risk that the value of the securities of smaller, less well known companies may perform differently from the market as a whole. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market. Small-cap companies may have limited product lines, financial and management resources or market and distribution channels. In addition, their shares can be less liquid than those of larger companies, especially during market declines.

Concentration Risk, which is the risk that companies within the same industry may decline in value due to issues that affect the entire industry. To the extent that the Fund concentrates its investments in the financial services and health care group of industries, there is a risk that economic conditions or other developments that affect companies in either or both industries will have a significant impact on the Fund’s performance

Growth Securities Risk, which is the risk that the price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities. The stocks of growth companies can be more sensitive to company earnings and more volatile than the market in general.

Foreign Securities Risk, which is the risk that the value of foreign securities may decline in response to changes in currency exchange rates, unfavorable political developments, and economic and financial instability in a particular country. Foreign securities markets generally have less trading volume and liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Other risks arise from different accounting, financial reporting and legal standards, as well as higher transaction costs. The securities markets of emerging market countries generally are smaller, less liquid and more volatile than markets in developed countries. The risks described above apply to a greater extent to investments in emerging markets.

Security Selection Risk, which is the risk that poor stock selection will cause the Fund to underperform its benchmark or other funds with similar investment objectives.

Active Trading Risk, which is the risk that active trading could raise transaction costs (thus lowering return). In addition, active trading could result in increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the past 10 years. The table shows how the average annual returns for 1, 5 and 10 years for each share class compare with those of a broad measure of market performance. The returns shown in the bar chart and table include reinvestment of all dividends and capital gains distributions and reflect fund expenses.

As with any mutual fund, the Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information is available on the Fund’s website at www.centuryfunds.com or by calling toll-free 800-303-1928.

Annual Total Returns for Institutional Shares (for years ended December 31)

During the periods shown in the bar chart, the best return for a calendar quarter was 19.15% (Q2, 2009), and the worst return for a calendar quarter was -26.62% (Q4, 2008).
Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Total Returns CENTURY SMALL CAP SELECT FUND	Label	1 Year	5 Years	10 Years
INVESTOR SHARES	CSCS Investor Shares Return Before Taxes	12.67%	3.17%	8.35%
INSTITUTIONAL SHARES	CSCS Institutional Shares Return Before Taxes	13.02%	3.53%	8.72%
INSTITUTIONAL SHARES Return After Taxes on Distributions	CSCS Institutional Shares Return After Taxes on Distributions	13.02%	3.53%	8.13%
INSTITUTIONAL SHARES Return After Taxes on Distributions and Sales of Fund Shares	CSCS Institutional Shares Return After Taxes on Distributions and Sales of Fund Shares	8.46%	3.03%	7.52%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown for the Institutional Shares only; after-tax returns for the Investor Shares will vary.

CENTURY GROWTH OPPORTUNITIES FUND
CENTURY GROWTH OPPORTUNITIES FUND
Investment Objective
Century Growth Opportunities Fund (CGOF) seeks long-term capital growth.
Fees And Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	CENTURY GROWTH OPPORTUNITIES FUND Institutional Shares
Redemption Fee (for Fund shares held less than 90 days, as a percentage of total redemption proceeds)	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CENTURY GROWTH OPPORTUNITIES FUND Institutional Shares
Management Fees		0.80%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.40%
Total Annual Fund Operating Expenses		1.20%
Fee Reduction and Expense Reimbursement	[1]	(0.10%)
Total Annual Fund Operating Expenses after Fee Reduction and Expense Reimbursement		1.10%
[1]	The Adviser has entered into a contractual agreement with the Fund to limit the operating expenses of the Institutional Shares to 1.10%. This agreement will remain in effect through February 28, 2014 and may not be terminated prior to that date without the approval of the Board of Trustees. The Adviser is permitted to recoup amounts of prior fee reductions or expense reimbursements within three years after the day on which the Adviser earned the fee or incurred the expense if the class's total annual operating expenses have fallen to a level below the lower of the limit described above or any limit then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CENTURY GROWTH OPPORTUNITIES FUND Institutional Shares	112	371	650	1,444

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 148% of the average value of the portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in the common stocks of U.S. companies selected for their growth potential. The Fund invests mainly in small and medium-sized companies, with market capitalizations in the range of $800 million to $6 billion. Market capitalization is a commonly used measure of the size and value of a company. The Fund may invest up to 20% of its total assets in foreign securities, including emerging markets. A security may be sold, among other reasons, if the portfolio manager believes that the issuer’s fundamental outlook has deteriorated, growth drivers are dissipating, or the stock price has surpassed a valuation target, or the portfolio manager believes that a better opportunity is available. The Fund may trade actively in order to achieve its investment objective.

Principal Risks

It is important to understand that you could lose money by investing in the Fund. The following is a summary of the principal risks of investing in the Fund:

Stock Market Risk, which is the risk that stock prices will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Movements in the stock markets may adversely affect a stock’s price, regardless of how well a company performs. The value of the Fund’s portfolio may decrease if the value of one or more companies in the portfolio decreases.

Security Selection Risk, which is the risk that poor stock selection will cause the Fund to underperform its benchmark or other funds with similar investment objectives.

Market Capitalization Risk, which is the risk that the value of the securities of smaller, less well known companies may perform differently from the market as a whole. Historically, small-cap and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market.

Growth Securities Risk, which is the risk that the price of a “growth" security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Securities Risk, which is the risk that the value of foreign securities may decline in response to changes in currency exchange rates, unfavorable political developments, and economic and financial instability in a particular country. Foreign securities markets generally have less trading volume and liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Other risks arise from different accounting, financial reporting and legal standards, as well as higher transaction costs. The securities markets of emerging market countries generally are smaller, less liquid and more volatile than markets in developed countries. The risks described above apply to a greater extent to investments in emerging markets.

New Fund Risk, which is the risk that the Fund may not grow to or maintain an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

Active Trading Risk, which is the risk that active trading could raise transaction costs (thus lowering return). In addition, active trading could result in increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from one calendar year to another during the Fund’s first two full calendar years of operation. The table shows how the average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The returns shown in the bar chart and table include reinvestment of all dividends and capital gains distributions and reflect fund expenses.

As with any mutual fund, the Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information is available on the Fund’s website at www.centuryfunds.com or by calling toll-free 800-303-1928.

Annual Total Returns for Institutional Shares (for years ended December 31)

During the period shown in the bar chart, the best return for a calendar year was 12.25% (Q1, 2012), and the worst return for a calendar quarter was -18.51% (Q3, 2011).
Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Total Returns CENTURY GROWTH OPPORTUNITIES FUND	Label	1 Year	Since Inception	Inception Date
Institutional Shares	CGOF Institutional Shares Return Before Taxes	7.23%	5.13%	Nov 17, 2010
Institutional Shares Return After Taxes on Distributions	CGOF Institutional Shares Return After Taxes on Distributions	7.20%	5.12%	Nov 17, 2010
Institutional Shares Return After Taxes on Distributions and Sales of Fund Shares	CGOF Institutional Shares Return After Taxes on Distributions and Sales of Fund Shares	4.74%	4.38%	Nov 17, 2010
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	16.13%	11.67%	Nov 17, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors’ tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CENTURY SHARES TRUST
CENTURY SHARES TRUST
Investment Objective
Century Shares Trust (CST) seeks long-term growth of principal and income.
Fees And Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	CENTURY SHARES TRUST INSTITUTIONAL SHARES
Redemption Fee (for Fund shares held less than 90 days, as a percentage of total redemption proceeds)	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CENTURY SHARES TRUST INSTITUTIONAL SHARES
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.12%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CENTURY SHARES TRUST INSTITUTIONAL SHARES	114	356	617	1,362

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests mainly in the common stocks of U.S. companies. Typically, the Fund’s portfolio is composed of 30-45 large and medium-sized companies, but the Fund may invest in any company without regard to market capitalization. The Fund invests in companies across all sectors of the economy, but may favor companies in particular sectors or industries at different times. The Fund may invest in foreign securities without limit, but such investments are not expected to exceed 20% of the Fund’s total assets and typically are limited to the equity securities of companies incorporated outside of the U.S. that are traded on U.S. exchanges and American Depositary Receipts (ADRs). In selecting investments for the Fund’s portfolio, the Adviser uses fundamental research to evaluate each company, focusing on the company’s revenues and earnings, return on equity, and capital structure. A stock may be sold, among other reasons, if it has reached a price target, the issuer’s fundamental outlook has changed, or a better investment opportunity is available.

Principal Risks

It is important to understand that you could lose money by investing in the Fund. The following is a summary of the principal risks of investing in the Fund:

Stock Market Risk, which is the risk that stock prices will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Movements in the stock markets may adversely affect a stock’s price, regardless of how well a company performs.

Sector Risk, which is the risk that companies within the same sector of the economy may decline in value due to issues that affect the entire sector. To the extent that the Fund focuses its investments in a particular sector, there is a risk that economic conditions or other developments that affect companies in that sector will have a significant impact on the Fund’s performance.

Investing in Fewer Issuers Risk, which is the risk that stock price movements affecting one or a small number of companies may have a significant impact on the Fund’s net asset value because the Fund invests in a limited number of companies.

Security Selection Risk, which is the risk that poor stock selection will cause the Fund to underperform its benchmark or other funds with similar investment objectives.

Growth Securities Risk, which is the risk that the price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities. The stocks of growth companies can be more sensitive to company earnings and more volatile than the market in general.

Foreign Securities Risk, which is the risk that the value of foreign securities may decline in response to changes in currency exchange rates, unfavorable political developments, and economic and financial instability in a particular country. Foreign securities markets generally have less trading volume and liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Other risks arise from different accounting, financial reporting and legal standards, as well as higher transaction costs.

Active Trading Risk, which is the risk that active trading could raise transaction costs (thus lowering return). In addition, active trading could result in increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the past 10 years. The table shows how the average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The returns shown in the bar chart and table include reinvestment of all dividends and capital gains distributions and reflect fund expenses.

As with any mutual fund, the Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information is available on the Fund’s website at www.centuryfunds.com or by calling toll-free 800-303-1928.

Annual Total Returns for Institutional Shares (for years ended December 31)

During the periods shown in the bar chart, the best return for a calendar quarter was 16.14% (Q1, 2012), and the worst return for a calendar quarter was -21.64% (Q4, 2008).
Average Annual Total Returns (for periods ended December 31, 2012)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CENTURY SHARES TRUST	Label	1 Year	5 Years	10 Years
INSTITUTIONAL SHARES	CST Institutional Shares Return Before Taxes	13.70%	1.27%	6.46%
INSTITUTIONAL SHARES Return After Taxes on Distributions	CST Institutional Shares Return After Taxes on Distributions	11.61%	0.40%	4.76%
INSTITUTIONAL SHARES Return After Taxes on Distributions and Sales of Fund Shares	CST Institutional Shares Return After Taxes on Distributions and Sales of Fund Shares	11.70%	1.01%	5.46%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%

CENTURY SMALL CAP SELECT FUND
CENTURY SMALL CAP SELECT FUND
Investment Objective
Century Small Cap Select Fund (CSCS) seeks long-term capital growth.
Fees And Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees CENTURY SMALL CAP SELECT FUND	INVESTOR SHARES	INSTITUTIONAL SHARES
Redemption Fee (for Fund shares held less than 90 days, as a percentage of total redemption proceeds)	1.00%	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CENTURY SMALL CAP SELECT FUND	INVESTOR SHARES	INSTITUTIONAL SHARES
Management Fees	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.19%	none
Other Expenses	0.33%	0.15%
Total Annual Fund Operating Expenses	1.47%	1.10%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example CENTURY SMALL CAP SELECT FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR SHARES	150	465	802	1,755
INSTITUTIONAL SHARES	112	350	606	1,339

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of the portfolio.

Principal Investment Strategies

Normally the Fund invests at least 80% of its net assets in the common stocks of small cap companies (normally, those companies with market capitalizations not exceeding the highest market capitalization in the Russell 2000® Index during the preceding year). As of January 31, 2013, companies in the Index had market capitalizations ranging from $32 million to $5.3 billion. The Fund concentrates its investments in the financial services and health care group of industries, which means that at least 25% of the Fund’s assets (in the aggregate) are invested in financial services and health care companies. The Fund may invest in foreign securities, including emerging markets, without limit, but such investments are not expected to exceed 20% of the Fund’s total assets and typically are limited to the equity securities of companies incorporated outside of the U.S. that are traded on U.S. exchanges and American Depositary Receipts (ADRs). In selecting investments for the Fund’s portfolio, the Adviser uses fundamental research to evaluate each company, focusing on the company’s earnings growth, return on equity, margin stability, and capital management. These and other factors are then weighed against valuation. A stock may be sold, among other reasons, if it has reached a price target, the issuer’s fundamental outlook has changed, or a better investment opportunity is available.

Principal Risks

It is important to understand that you could lose money by investing in the Fund. The following is a summary of the principal risks of investing in the Fund:

Stock Market Risk, which is the risk that stock prices will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Movements in the stock markets may adversely affect a stock’s price, regardless of how well a company performs.

Market Capitalization Risk, which is the risk that the value of the securities of smaller, less well known companies may perform differently from the market as a whole. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market. Small-cap companies may have limited product lines, financial and management resources or market and distribution channels. In addition, their shares can be less liquid than those of larger companies, especially during market declines.

Concentration Risk, which is the risk that companies within the same industry may decline in value due to issues that affect the entire industry. To the extent that the Fund concentrates its investments in the financial services and health care group of industries, there is a risk that economic conditions or other developments that affect companies in either or both industries will have a significant impact on the Fund’s performance

Growth Securities Risk, which is the risk that the price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities. The stocks of growth companies can be more sensitive to company earnings and more volatile than the market in general.

Foreign Securities Risk, which is the risk that the value of foreign securities may decline in response to changes in currency exchange rates, unfavorable political developments, and economic and financial instability in a particular country. Foreign securities markets generally have less trading volume and liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Other risks arise from different accounting, financial reporting and legal standards, as well as higher transaction costs. The securities markets of emerging market countries generally are smaller, less liquid and more volatile than markets in developed countries. The risks described above apply to a greater extent to investments in emerging markets.

Security Selection Risk, which is the risk that poor stock selection will cause the Fund to underperform its benchmark or other funds with similar investment objectives.

Active Trading Risk, which is the risk that active trading could raise transaction costs (thus lowering return). In addition, active trading could result in increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the past 10 years. The table shows how the average annual returns for 1, 5 and 10 years for each share class compare with those of a broad measure of market performance. The returns shown in the bar chart and table include reinvestment of all dividends and capital gains distributions and reflect fund expenses.

As with any mutual fund, the Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information is available on the Fund’s website at www.centuryfunds.com or by calling toll-free 800-303-1928.

Annual Total Returns for Institutional Shares (for years ended December 31)

During the periods shown in the bar chart, the best return for a calendar quarter was 19.15% (Q2, 2009), and the worst return for a calendar quarter was -26.62% (Q4, 2008).
Average Annual Total Returns (for periods ended December 31, 2012)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown for the Institutional Shares only; after-tax returns for the Investor Shares will vary.

Average Annual Total Returns CENTURY SMALL CAP SELECT FUND	Label	1 Year	5 Years	10 Years
INVESTOR SHARES	CSCS Investor Shares Return Before Taxes	12.67%	3.17%	8.35%
INSTITUTIONAL SHARES	CSCS Institutional Shares Return Before Taxes	13.02%	3.53%	8.72%
INSTITUTIONAL SHARES Return After Taxes on Distributions	CSCS Institutional Shares Return After Taxes on Distributions	13.02%	3.53%	8.13%
INSTITUTIONAL SHARES Return After Taxes on Distributions and Sales of Fund Shares	CSCS Institutional Shares Return After Taxes on Distributions and Sales of Fund Shares	8.46%	3.03%	7.52%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%

CENTURY GROWTH OPPORTUNITIES FUND
CENTURY GROWTH OPPORTUNITIES FUND
Investment Objective
Century Growth Opportunities Fund (CGOF) seeks long-term capital growth.
Fees And Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	CENTURY GROWTH OPPORTUNITIES FUND Institutional Shares
Redemption Fee (for Fund shares held less than 90 days, as a percentage of total redemption proceeds)	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CENTURY GROWTH OPPORTUNITIES FUND Institutional Shares
Management Fees		0.80%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.40%
Total Annual Fund Operating Expenses		1.20%
Fee Reduction and Expense Reimbursement	[1]	(0.10%)
Total Annual Fund Operating Expenses after Fee Reduction and Expense Reimbursement		1.10%
[1]	The Adviser has entered into a contractual agreement with the Fund to limit the operating expenses of the Institutional Shares to 1.10%. This agreement will remain in effect through February 28, 2014 and may not be terminated prior to that date without the approval of the Board of Trustees. The Adviser is permitted to recoup amounts of prior fee reductions or expense reimbursements within three years after the day on which the Adviser earned the fee or incurred the expense if the class's total annual operating expenses have fallen to a level below the lower of the limit described above or any limit then in effect.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CENTURY GROWTH OPPORTUNITIES FUND Institutional Shares	112	371	650	1,444

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 148% of the average value of the portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in the common stocks of U.S. companies selected for their growth potential. The Fund invests mainly in small and medium-sized companies, with market capitalizations in the range of $800 million to $6 billion. Market capitalization is a commonly used measure of the size and value of a company. The Fund may invest up to 20% of its total assets in foreign securities, including emerging markets. A security may be sold, among other reasons, if the portfolio manager believes that the issuer’s fundamental outlook has deteriorated, growth drivers are dissipating, or the stock price has surpassed a valuation target, or the portfolio manager believes that a better opportunity is available. The Fund may trade actively in order to achieve its investment objective.

Principal Risks

It is important to understand that you could lose money by investing in the Fund. The following is a summary of the principal risks of investing in the Fund:

Stock Market Risk, which is the risk that stock prices will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Movements in the stock markets may adversely affect a stock’s price, regardless of how well a company performs. The value of the Fund’s portfolio may decrease if the value of one or more companies in the portfolio decreases.

Security Selection Risk, which is the risk that poor stock selection will cause the Fund to underperform its benchmark or other funds with similar investment objectives.

Market Capitalization Risk, which is the risk that the value of the securities of smaller, less well known companies may perform differently from the market as a whole. Historically, small-cap and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market.

Growth Securities Risk, which is the risk that the price of a “growth" security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Securities Risk, which is the risk that the value of foreign securities may decline in response to changes in currency exchange rates, unfavorable political developments, and economic and financial instability in a particular country. Foreign securities markets generally have less trading volume and liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Other risks arise from different accounting, financial reporting and legal standards, as well as higher transaction costs. The securities markets of emerging market countries generally are smaller, less liquid and more volatile than markets in developed countries. The risks described above apply to a greater extent to investments in emerging markets.

New Fund Risk, which is the risk that the Fund may not grow to or maintain an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

Active Trading Risk, which is the risk that active trading could raise transaction costs (thus lowering return). In addition, active trading could result in increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from one calendar year to another during the Fund’s first two full calendar years of operation. The table shows how the average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The returns shown in the bar chart and table include reinvestment of all dividends and capital gains distributions and reflect fund expenses.

As with any mutual fund, the Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information is available on the Fund’s website at www.centuryfunds.com or by calling toll-free 800-303-1928.

Annual Total Returns for Institutional Shares (for years ended December 31)

During the period shown in the bar chart, the best return for a calendar year was 12.25% (Q1, 2012), and the worst return for a calendar quarter was -18.51% (Q3, 2011).
Average Annual Total Returns (for periods ended December 31, 2012)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors’ tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns CENTURY GROWTH OPPORTUNITIES FUND	Label	1 Year	Since Inception	Inception Date
Institutional Shares	CGOF Institutional Shares Return Before Taxes	7.23%	5.13%	Nov 17, 2010
Institutional Shares Return After Taxes on Distributions	CGOF Institutional Shares Return After Taxes on Distributions	7.20%	5.12%	Nov 17, 2010
Institutional Shares Return After Taxes on Distributions and Sales of Fund Shares	CGOF Institutional Shares Return After Taxes on Distributions and Sales of Fund Shares	4.74%	4.38%	Nov 17, 2010
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	16.13%	11.67%	Nov 17, 2010

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	CENTURY CAPITAL MANAGEMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001093439
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ccmt
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2013
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
CENTURY SHARES TRUST
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CENTURY SHARES TRUST
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Century Shares Trust (CST) seeks long-term growth of principal and income.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests mainly in the common stocks of U.S. companies. Typically, the Fund’s portfolio is composed of 30-45 large and medium-sized companies, but the Fund may invest in any company without regard to market capitalization. The Fund invests in companies across all sectors of the economy, but may favor companies in particular sectors or industries at different times. The Fund may invest in foreign securities without limit, but such investments are not expected to exceed 20% of the Fund’s total assets and typically are limited to the equity securities of companies incorporated outside of the U.S. that are traded on U.S. exchanges and American Depositary Receipts (ADRs). In selecting investments for the Fund’s portfolio, the Adviser uses fundamental research to evaluate each company, focusing on the company’s revenues and earnings, return on equity, and capital structure. A stock may be sold, among other reasons, if it has reached a price target, the issuer’s fundamental outlook has changed, or a better investment opportunity is available.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you could lose money by investing in the Fund. The following is a summary of the principal risks of investing in the Fund:

Stock Market Risk, which is the risk that stock prices will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Movements in the stock markets may adversely affect a stock’s price, regardless of how well a company performs.

Sector Risk, which is the risk that companies within the same sector of the economy may decline in value due to issues that affect the entire sector. To the extent that the Fund focuses its investments in a particular sector, there is a risk that economic conditions or other developments that affect companies in that sector will have a significant impact on the Fund’s performance.

Investing in Fewer Issuers Risk, which is the risk that stock price movements affecting one or a small number of companies may have a significant impact on the Fund’s net asset value because the Fund invests in a limited number of companies.

Security Selection Risk, which is the risk that poor stock selection will cause the Fund to underperform its benchmark or other funds with similar investment objectives.

Growth Securities Risk, which is the risk that the price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities. The stocks of growth companies can be more sensitive to company earnings and more volatile than the market in general.

Foreign Securities Risk, which is the risk that the value of foreign securities may decline in response to changes in currency exchange rates, unfavorable political developments, and economic and financial instability in a particular country. Foreign securities markets generally have less trading volume and liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Other risks arise from different accounting, financial reporting and legal standards, as well as higher transaction costs.

Active Trading Risk, which is the risk that active trading could raise transaction costs (thus lowering return). In addition, active trading could result in increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the past 10 years. The table shows how the average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The returns shown in the bar chart and table include reinvestment of all dividends and capital gains distributions and reflect fund expenses.

As with any mutual fund, the Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information is available on the Fund’s website at www.centuryfunds.com or by calling toll-free 800-303-1928.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the past 10 years. The table shows how the average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-303-1928
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.centuryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with any mutual fund, the Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Institutional Shares (for years ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the best return for a calendar quarter was 16.14% (Q1, 2012), and the worst return for a calendar quarter was -21.64% (Q4, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.64%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CENTURY SHARES TRUST | INSTITUTIONAL SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,362
2003	rr_AnnualReturn2003	25.03%
2004	rr_AnnualReturn2004	12.51%
2005	rr_AnnualReturn2005	6.34%
2006	rr_AnnualReturn2006	10.02%
2007	rr_AnnualReturn2007	6.67%
2008	rr_AnnualReturn2008	(36.25%)
2009	rr_AnnualReturn2009	27.15%
2010	rr_AnnualReturn2010	14.99%
2011	rr_AnnualReturn2011	0.49%
2012	rr_AnnualReturn2012	13.70%
Label	rr_AverageAnnualReturnLabel	CST Institutional Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.70%
5 Years	rr_AverageAnnualReturnYear05	1.27%
10 Years	rr_AverageAnnualReturnYear10	6.46%
CENTURY SHARES TRUST | Return After Taxes on Distributions | INSTITUTIONAL SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	CST Institutional Shares Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.61%
5 Years	rr_AverageAnnualReturnYear05	0.40%
10 Years	rr_AverageAnnualReturnYear10	4.76%
CENTURY SHARES TRUST | Return After Taxes on Distributions and Sales of Fund Shares | INSTITUTIONAL SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	CST Institutional Shares Return After Taxes on Distributions and Sales of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.70%
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	5.46%
CENTURY SHARES TRUST | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%
CENTURY SMALL CAP SELECT FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CENTURY SMALL CAP SELECT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Century Small Cap Select Fund (CSCS) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally the Fund invests at least 80% of its net assets in the common stocks of small cap companies (normally, those companies with market capitalizations not exceeding the highest market capitalization in the Russell 2000® Index during the preceding year). As of January 31, 2013, companies in the Index had market capitalizations ranging from $32 million to $5.3 billion. The Fund concentrates its investments in the financial services and health care group of industries, which means that at least 25% of the Fund’s assets (in the aggregate) are invested in financial services and health care companies. The Fund may invest in foreign securities, including emerging markets, without limit, but such investments are not expected to exceed 20% of the Fund’s total assets and typically are limited to the equity securities of companies incorporated outside of the U.S. that are traded on U.S. exchanges and American Depositary Receipts (ADRs). In selecting investments for the Fund’s portfolio, the Adviser uses fundamental research to evaluate each company, focusing on the company’s earnings growth, return on equity, margin stability, and capital management. These and other factors are then weighed against valuation. A stock may be sold, among other reasons, if it has reached a price target, the issuer’s fundamental outlook has changed, or a better investment opportunity is available.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Normally the Fund invests at least 80% of its net assets in the common stocks of small cap companies (normally, those companies with market capitalizations not exceeding the highest market capitalization in the Russell 2000® Index during the preceding year).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you could lose money by investing in the Fund. The following is a summary of the principal risks of investing in the Fund:

Stock Market Risk, which is the risk that stock prices will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Movements in the stock markets may adversely affect a stock’s price, regardless of how well a company performs.

Market Capitalization Risk, which is the risk that the value of the securities of smaller, less well known companies may perform differently from the market as a whole. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market. Small-cap companies may have limited product lines, financial and management resources or market and distribution channels. In addition, their shares can be less liquid than those of larger companies, especially during market declines.

Concentration Risk, which is the risk that companies within the same industry may decline in value due to issues that affect the entire industry. To the extent that the Fund concentrates its investments in the financial services and health care group of industries, there is a risk that economic conditions or other developments that affect companies in either or both industries will have a significant impact on the Fund’s performance

Growth Securities Risk, which is the risk that the price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities. The stocks of growth companies can be more sensitive to company earnings and more volatile than the market in general.

Foreign Securities Risk, which is the risk that the value of foreign securities may decline in response to changes in currency exchange rates, unfavorable political developments, and economic and financial instability in a particular country. Foreign securities markets generally have less trading volume and liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Other risks arise from different accounting, financial reporting and legal standards, as well as higher transaction costs. The securities markets of emerging market countries generally are smaller, less liquid and more volatile than markets in developed countries. The risks described above apply to a greater extent to investments in emerging markets.

Security Selection Risk, which is the risk that poor stock selection will cause the Fund to underperform its benchmark or other funds with similar investment objectives.

Active Trading Risk, which is the risk that active trading could raise transaction costs (thus lowering return). In addition, active trading could result in increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the past 10 years. The table shows how the average annual returns for 1, 5 and 10 years for each share class compare with those of a broad measure of market performance. The returns shown in the bar chart and table include reinvestment of all dividends and capital gains distributions and reflect fund expenses.

As with any mutual fund, the Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information is available on the Fund’s website at www.centuryfunds.com or by calling toll-free 800-303-1928.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the past 10 years. The table shows how the average annual returns for 1, 5 and 10 years for each share class compare with those of a broad measure of market performance

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-303-1928
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.centuryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with any mutual fund, the Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Institutional Shares (for years ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the best return for a calendar quarter was 19.15% (Q2, 2009), and the worst return for a calendar quarter was -26.62% (Q4, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.62%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Please note that after-tax returns are shown for the Institutional Shares only; after-tax returns for the Investor Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown for the Institutional Shares only; after-tax returns for the Investor Shares will vary.

CENTURY SMALL CAP SELECT FUND | INVESTOR SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.19%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	802
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,755
Label	rr_AverageAnnualReturnLabel	CSCS Investor Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	3.17%
10 Years	rr_AverageAnnualReturnYear10	8.35%
CENTURY SMALL CAP SELECT FUND | INSTITUTIONAL SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,339
2003	rr_AnnualReturn2003	47.29%
2004	rr_AnnualReturn2004	12.32%
2005	rr_AnnualReturn2005	4.04%
2006	rr_AnnualReturn2006	9.58%
2007	rr_AnnualReturn2007	2.85%
2008	rr_AnnualReturn2008	(39.30%)
2009	rr_AnnualReturn2009	29.93%
2010	rr_AnnualReturn2010	31.84%
2011	rr_AnnualReturn2011	1.23%
2012	rr_AnnualReturn2012	13.02%
Label	rr_AverageAnnualReturnLabel	CSCS Institutional Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	8.72%
CENTURY SMALL CAP SELECT FUND | Return After Taxes on Distributions | INSTITUTIONAL SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	CSCS Institutional Shares Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	8.13%
CENTURY SMALL CAP SELECT FUND | Return After Taxes on Distributions and Sales of Fund Shares | INSTITUTIONAL SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	CSCS Institutional Shares Return After Taxes on Distributions and Sales of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.46%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	7.52%
CENTURY SMALL CAP SELECT FUND | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
CENTURY GROWTH OPPORTUNITIES FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CENTURY GROWTH OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Century Growth Opportunities Fund (CGOF) seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 148% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in the common stocks of U.S. companies selected for their growth potential. The Fund invests mainly in small and medium-sized companies, with market capitalizations in the range of $800 million to $6 billion. Market capitalization is a commonly used measure of the size and value of a company. The Fund may invest up to 20% of its total assets in foreign securities, including emerging markets. A security may be sold, among other reasons, if the portfolio manager believes that the issuer’s fundamental outlook has deteriorated, growth drivers are dissipating, or the stock price has surpassed a valuation target, or the portfolio manager believes that a better opportunity is available. The Fund may trade actively in order to achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you could lose money by investing in the Fund. The following is a summary of the principal risks of investing in the Fund:

Stock Market Risk, which is the risk that stock prices will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. Movements in the stock markets may adversely affect a stock’s price, regardless of how well a company performs. The value of the Fund’s portfolio may decrease if the value of one or more companies in the portfolio decreases.

Security Selection Risk, which is the risk that poor stock selection will cause the Fund to underperform its benchmark or other funds with similar investment objectives.

Market Capitalization Risk, which is the risk that the value of the securities of smaller, less well known companies may perform differently from the market as a whole. Historically, small-cap and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market.

Growth Securities Risk, which is the risk that the price of a “growth" security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Securities Risk, which is the risk that the value of foreign securities may decline in response to changes in currency exchange rates, unfavorable political developments, and economic and financial instability in a particular country. Foreign securities markets generally have less trading volume and liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Other risks arise from different accounting, financial reporting and legal standards, as well as higher transaction costs. The securities markets of emerging market countries generally are smaller, less liquid and more volatile than markets in developed countries. The risks described above apply to a greater extent to investments in emerging markets.

New Fund Risk, which is the risk that the Fund may not grow to or maintain an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.

Active Trading Risk, which is the risk that active trading could raise transaction costs (thus lowering return). In addition, active trading could result in increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from one calendar year to another during the Fund’s first two full calendar years of operation. The table shows how the average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The returns shown in the bar chart and table include reinvestment of all dividends and capital gains distributions and reflect fund expenses.

As with any mutual fund, the Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information is available on the Fund’s website at www.centuryfunds.com or by calling toll-free 800-303-1928.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from one calendar year to another during the Fund’s first two full calendar years of operation. The table shows how the average annual returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-303-1928
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.centuryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with any mutual fund, the Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Institutional Shares (for years ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best return for a calendar year was 12.25% (Q1, 2012), and the worst return for a calendar quarter was -18.51% (Q3, 2011).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.51%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors’ tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CENTURY GROWTH OPPORTUNITIES FUND | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Reduction and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses after Fee Reduction and Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	371
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,444
2011	rr_AnnualReturn2011	(3.45%)
2012	rr_AnnualReturn2012	7.23%
Label	rr_AverageAnnualReturnLabel	CGOF Institutional Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.23%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2010
CENTURY GROWTH OPPORTUNITIES FUND | Return After Taxes on Distributions | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	CGOF Institutional Shares Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.20%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2010
CENTURY GROWTH OPPORTUNITIES FUND | Return After Taxes on Distributions and Sales of Fund Shares | Institutional Shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	CGOF Institutional Shares Return After Taxes on Distributions and Sales of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2010
CENTURY GROWTH OPPORTUNITIES FUND | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.13%
Since Inception	rr_AverageAnnualReturnSinceInception	11.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2010

[1]	The Adviser has entered into a contractual agreement with the Fund to limit the operating expenses of the Institutional Shares to 1.10%. This agreement will remain in effect through February 28, 2014 and may not be terminated prior to that date without the approval of the Board of Trustees. The Adviser is permitted to recoup amounts of prior fee reductions or expense reimbursements within three years after the day on which the Adviser earned the fee or incurred the expense if the class's total annual operating expenses have fallen to a level below the lower of the limit described above or any limit then in effect.